Summary of significant accounting policies - Exchange rates (Details)	12 Months Ended
	Jun. 30, 2022 € / £	Jun. 30, 2022 € / £ $ / £	Jun. 30, 2021 € / £	Jun. 30, 2021 € / £ $ / £	Jun. 30, 2020 € / £	Jun. 30, 2020 $ / £ € / £	Jun. 30, 2022 $ / £	Jun. 30, 2021 $ / £	Jun. 30, 2020 $ / £
Exchange rates
Closing rate	1.1630	1.1630	1.1651	1.1651	1.0998	1.0998	1.2151	1.3820	1.2374
Average rate	1.1787	1.3288	1.1382	1.3461	1.1391	1.2633